UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares/Par/Contracts	Value
COMMON STOCKS - 87.6%
Agriculture - 2.4%
Archer-Daniels-Midland	1,768	$59,953

Airlines - 2.4%
SkyWest	4,542	61,499

Banks - 13.1%
Bank Of America	5,858	75,334
Goldman Sachs Group	561	84,851
International Bancshares	3,694	83,411
JPMorgan Chase	1,674	88,370
		331,966
Commerical Services - 3.2%
Paychex	2,246	82,024

Insurance - 22.6%
Allied World Assurance Company Holdings	1,666	152,456
American International Group *	1,845	82,471
Axis Capital Holdings	1,811	82,908
Endurance Specialty Holdings	1,942	99,916
Everest Re Group	640	82,086
PartnerRe	792	71,724
		571,561
Iron/Steel - 4.8%
POSCO- ADR	1,193	77,640
Schnitzer Steel Industries, Class A	1,892	44,235
		121,875
Oil & Gas - 10.6%
Apache	764	64,046
Nabors Industries*	5,720	87,573
Patterson-UTI Energy	3,597	69,620
Ultra Petroleum *	2,402	47,608
		268,847
Pipelines - 13.0%
Enbridge Energy Management	3,498	105,929
Kinder Morgan	3,294	125,666
Kinder Morgan Management	1,174	98,146
		329,741
Real Estate - 2.9%
Melcor Developments	4,090	73,112

Retail - 1.6%
Darden Restaurants	782	39,475

Transportation - 11.0%
C.H. Robinson Worldwide	2,632	148,208

CSX	1,362	31,585
Expeditors International of Washington	2,638	100,270
		280,063
Total Common Stocks
(Cost $2,050,740)		2,220,116

CORPORATE BONDS - 0.2%
Insurance - 0.2%
MDC Holdings
5.375%, 07/01/2015
(Cost $5,315)	$5,000	5,322

PURCHASED OPTIONS- 0.7%
SPDR S&P 500 ETF Put
Expiration: January 2014, Exercise Price: $135.00
(Cost $74,005)	80	18,800

SHORT-TERM INVESTMENT - 13.7%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $345,839)	345,839	345,839
Total Investments-102.2%
(Cost $2,475,899)		2,590,077
Other Assets and Liabilities, Net - (2.2)%		(56,835)
Total Net Assets - 100.0%		$2,533,242

* Non-income producing security
^	Variable rate security- The rate shown is the rate in effect as of June 30, 2013.
ADR - American Depositary Receipt

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
June 30, 2013 (Unaudited)

		Shares	Value
COMMON STOCKS - 8.0%
Building Materials - 1.5%
Eagle Materials		568	$37,641

REITS - 6.5%
Avalonbay Communities		375	50,591
Boston Properties		351	37,020
Equity Residential		647	37,565
Essex Property Trust		255	40,525
			165,701
Total Common Stocks
(Proceeds $204,479)			203,342
EXCHANGE TRADED FUNDS - 8.4%
Consumer Discretionary Select SPDR Fund		861	48,561
United States Oil Fund *		3,059	104,465
Utilities Select Sector SPDR Fund		1,599	60,170
Total Exchange Traded Funds
(Proceeds $213,929)			213,196
Total Securities Sold Short
(Proceeds $418,408)			$416,538

*	Non-income producing security.
REIT-	Real Estate Investment Trust

Bushido Capital Long/Short Fund
Schedule of Options Written
June 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Archer-Daniels-Midland
Expiration: September 2013, Exercise Price: $39.00	17	$349
Total Call Options		349

PUT OPTIONS
CSX
Expiration: July 2013, Exercise Price: $22.50	16	528
Ensco
Expiration: September 2013, Exercise Price: $50.00	13	1,007
Moody's
Expiration: August 2013, Exercise Price: $49.00	15	405
Potash
Expiration: September 2013, Exercise Price: $35.00	22	1,397
Total Put Options		3,337
Total Options Written
(Premiums $3,699)		$3,686

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,220,116	$-	$-	$2,220,116
Corporate Bonds	-	5,322	-	5,322
Purchased Options	18,800	-	-	18,800
Short-Term Investment	345,839	-	-	345,839
Total Investments	$2,584,755	$5,322	$-	$2,590,077

Securities Sold Short
Common Stocks	$307,807	$-	$-	$307,807
Exchange Traded Funds	$108,731			$108,731
Total Securities Sold Short	416,538	-	-	416,538
Written Options	$3,686	$-	$-	$3,686

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of June 30, 2013 on the Statement of Assets and Liabilities:

Values of Derivative Instruments as of June 30, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities

Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$18,800	Options Written, at fair value	$3,686
Total		$18,800		$3,686

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$2,475,899

Gross unrealized appreciation	214,858
Gross unrealized depreciation	(100,680)
Net unrealized appreciation	$114,178

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   August 19, 2013